Risks Arising from Financial Instruments and Risk Management - Schedule of Foreign Currency Denominated Financial Assets and Liabilities (Details) - Currency Risk [Member]	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)
Financial assets
Cash	£ 100		€ 12,504	£ 16,558		€ 12,504
Trade and other receivables	354		3,076	293,055		3,076
Cash and cash held in trust		$ 3,433,592			$ 5,473,500
Loan receivable		1,391,457		469,233	515,197
Total financial assets	454	4,825,049	15,580	778,846	5,988,697	15,580
Financial liabilities
Trade and other payables	2,126	2,973,090	22,777	820,809	2,809,356	838
Due to related party		434,691			425,962
Lease liabilities		298,812
Loans and borrowings		49,683	124,890		315,557	124,890
Total financial liabilities	£ 2,126	$ 3,756,276	€ 147,667	£ 820,809	$ 3,550,875	€ 125,728